Sep. 04, 2018

iShares®

iShares Trust

Supplement dated September 4, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated August 31, 2018,

for the iShares Europe Developed Real Estate ETF (IFEU) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Effective September 4, 2018, all references in the Summary Prospectus, Prospectus and SAI to the name of the Underlying Index is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index
iShares Europe Developed Real Estate ETF	FTSE EPRA/NAREIT Developed Europe Index	FTSE EPRA Nareit Developed Europe Index

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares®

iShares Trust

Supplement dated September 4, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated August 31, 2018,

for the iShares International Developed Real Estate ETF (IFGL) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Effective September 4, 2018, all references in the Summary Prospectus, Prospectus and SAI to the name of the Underlying Index is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index
iShares International Developed Real Estate ETF	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index	FTSE EPRA Nareit Developed ex-U.S. Index

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares®

iShares Trust

Supplement dated September 4, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated August 31, 2018,

for the iShares Global REIT ETF (REET) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Effective September 4, 2018, all references in the Summary Prospectus, Prospectus and SAI to the name of the Underlying Index is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index
iShares Global REIT ETF	FTSE EPRA/NAREIT Global REIT Index	FTSE EPRA Nareit Global REITS Index

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares®

iShares Trust

Supplement dated September 4, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated August 1, 2018,

for the iShares Mortgage Real Estate ETF (REM) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Effective September 4, 2018, all references in the Summary Prospectus, Prospectus and SAI to the name of the Underlying Index is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index
iShares Mortgage Real Estate ETF	FTSE NAREIT All Mortgage Capped Index	FTSE Nareit All Mortgage Capped Index

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares®

iShares Trust

Supplement dated September 4, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated August 1, 2018,

for the iShares Residential Real Estate ETF (REZ) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Effective September 4, 2018, all references in the Summary Prospectus, Prospectus and SAI to the name of the Underlying Index is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index
iShares Residential Real Estate ETF	FTSE NAREIT All Residential Capped Index	FTSE Nareit All Residential Capped Index

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares®

iShares Trust

Supplement dated September 4, 2018

to the Summary Prospectus, Prospectus, and

Statement of Additional Information (the “SAI”),

each dated August 31, 2018,

for the iShares Core U.S. REIT ETF (USRT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Effective September 4, 2018, all references in the Summary Prospectus, Prospectus and SAI to the name of the Underlying Index is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index
iShares Core U.S. REIT ETF	FTSE NAREIT Equity REITS Index	FTSE Nareit Equity REITS Index

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.